Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Net Loss (Income) Before Tax on Income	The components of the net loss before tax on income were as follows:
	Year ended December 31,
	2023	2024	2025

Domestic (Israel)	$28,224	$31,065	$42,331
Foreign	916	679	175

Total	$29,141	$31,744	$42,506

Schedule of Income Tax Expense

Income tax expense was as follows:

	Year ended December 31,
	2023	2024	2025
Current:
Domestic (Israel)	$-	$-	$-
Foreign	16	6	24

	16	6	24

Deferred:
Domestic (Israel)	-	-	-
Foreign	-	-	97

	-	-	97

Income tax expense	$16	$6	$121

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2024	2025
Deferred tax assets:
Reserves and allowances	$35	$57
R&D expenses	1,537	1,976
Stock-based compensation	254	408
Lease liability	954	896
Loss carryforward	5,470	8,432

Total deferred tax assets before valuation allowance	8,250	11,769
Less - valuation allowance	(7,135)	(10,841)
Total deferred tax assets	1,115	928

Deferred tax liabilities:
Property and equipment	(96)	(128)
ROU Asset	(1,019)	(897)
Total deferred tax liabilities	(1,115)	(1,025)

Net deferred tax assets, net	$-	$(97)

Schedule of Company’s Statutory Tax Rate

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2u, the reconciliation of the amount that would result from applying the Company’s statutory tax rate in Israel to income before income tax expense to the reported amount of income tax expense is as follows:

	Year ended December 31, 2025
	Total	%

Tax at Israel statutory rate	(9,804)	23.00%
Foreign Tax Effects	192	(0.45)%
Change in valuation allowance	2,297	(5.39)%
Nontaxable or Nondeductible Items:
Share-based payment awards	2,399	(5.63)%
Warrants remeasurements	502	(1.18)%
Nondeductible interest expenses	86	(0.20)%
Preferred Technology Enterprise tax effect	4,748	(11.14)%
Other Adjustments	(541)	1.27%

Effective tax rate	$121	0.28%